Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

12. INCOME TAXES

The following table reconciles the expected income tax expense (recovery) calculated at the Canadian statutory rate of 23% (2022 and 2021 – 23%) to the actual income tax expense (recovery).

($ thousands)	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Income (loss) before taxes	$(116,285)	$44,017	$661,444
Expected statutory income tax rate	23.00%	23.00%	23.00%
Expected income tax expense (recovery)	(26,746)	10,124	152,132
Gain on business combination	-	-	(159,609)
Permanent differences	24,149	7,327	15,401
Unrecognized deferred income tax (asset) liability	21,983	(105,132)	(7,924)
Deferred income tax expense (recovery)	$19,386	$(87,681)	$-

($ thousands)	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Deferred tax asset (liability) related to:
Oil producing assets related to property, plant & equipment	$(135,800)	$(145,838)	$(157,900)
Resource related pools	10,647	11,478	9,815
Corporate non-capital losses carried forward	285,325	291,078	329,650
Corporate capital tax losses carried forward	2,609	3,211	270
Unrealized loss (gain) on financial derivatives	96	6,211	8,206
Share issuance costs	2,594	683	-
Senior secured debenture	6,793	1,792	(3,052)
Deferred tax asset not recognized	(103,969)	(80,934)	(186,989)
Deferred tax asset	$68,295	$87,681	$-

The Company has approximately $1.8 billion in tax pools and loss carry forwards in the year ended December 31, 2023 (December 31, 2022 – $1.8 billion) including approximately $1.4 billion in non-capital losses available for immediate deduction against future income. The Company’s non-capital losses have an expiry profile between 2033 and 2043.

As at December 31, 2023 the Company had the following federal income tax pools, which may be used to reduce taxable income in future years, limited to the applicable rates of utilization:

($ thousands)	Rate of Utilization (%)	Amount
Undepreciated capital cost	7-100	$328,682
Canadian oil and gas property expenditures	10	10,230
Canadian development expenditures	30	34,632
Federal income tax losses carried forward(1) (2)	100	1,376,813
Other(3)	Various	90,103
		$1,840,460

(1)	Federal income tax losses carried forward expire in the following years 2033 - $4.3 million; 2034 - $58.7 million; 2035 - $30.0 million; 2037 - $36.2 million; 2038 - $8.3 million; 2039 - $1,238.0 million; 2042 - $2.9 million; 2043 - $3.6 million.

(2)	Provincial income tax losses carry forward is $985.0 million which is lower than the federal income tax losses carried forward due to differences in historical claims at the provincial level.

(3)	Other includes $27.6 million in capital losses that have been recognized at the full amount as at December 31, 2023.

As at December 31, 2023, the Company has $27.6 million (December 31, 2022 – $2.8 million) of capital losses carried forward that can only be claimed against taxable capital gains.